Note 2 - Investment and Impairment in Innolectric	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Investment [Text Block]
2.	INVESTMENT AND IMPAIRMENT IN INNOLECTRIC

On February 1, 2023, the Company closed on a noncontrolling (one-third) investment in Germany-based innolectric AG (“innolectric”) for consideration of €8.0 million (approximately $8.8 million as of the February 2023 closing). Transaction costs associated with the Company's investment in innolectric amounted to $1.3 million and these costs had been recorded as part of the carrying value of the investment. Under the terms of the investment agreement, if innolectric achieved certain EBITDA thresholds within a specified timeframe, the Company would be committed to acquiring the remaining shares of innolectric at that time. The accompanying consolidated balance sheet as of December 31, 2024 reflects the fair value as of the February 2023 closing of the initial one-third equity method investment, inclusive of transaction costs, of $11.0 million, and a separate liability of $1.0 million associated with the net fair value of the put and call options related to the remaining shares pursuant to the agreement in the event certain profitability thresholds were met.

This passive investment was intended to create a strategic alliance focused on Electric Vehicles (“EV”) on-board power electronics, and in particular next generation fast-charging technology. Our investment in innolectric was accounted for using the equity method and we had determined that the innolectric investment was not a variable interest entity (VIE). Results from this investment have been included in Bel's Industrial Technology & Data Solutions segment within other income (expense), net and amounted to losses of $0.4 million and $0.6 million during the years ended December 31, 2025 and 2024, respectively. The Company adopted a policy to record its share of innolectric's results on a one-month lag on a consistent basis to allow time for innolectric to provide its financial statements to Bel.

Related Party Transactions

From time to time, the Company provided cash loans to innolectric to fund working capital needs and further business development. At December 31, 2024, the Company had related party loans to innolectric in the aggregate amount of €2.8 million (approximately $2.9 million at the December 31, 2024 exchange rate). These loans bore interest at a rate of 5% per annum. These balances are shown as a related-party note receivable on the accompanying consolidated balance sheet at December 31, 2024.

Impairment and Write-off of Investment

On November 26, 2025, Bel's management concluded that an other-than-temporary impairment charge was required in connection with the Company’s noncontrolling minority investment in innolectric and related party notes receivable. This determination was made based upon indicators of impairment including the majority owner’s cessation of financial support of innolectric, which resulted in the commencement of insolvency proceedings against innolectric’s assets in the fourth quarter of 2025, together with other indicators of impairment including recent financial performance, changes in market conditions, and other relevant factors affecting innolectric’s business.

The Company assessed the carrying value of its investment and related party loans and determined that the decline in value was other than temporary. Indicators supporting this conclusion included significant adverse changes in innolectric’s business and financial condition, prolonged losses, and the cessation of financial support from the majority owner. As a result, Bel recorded a pre-tax impairment charge of approximately $13.1 million in the fourth quarter of 2025, consisting of:

●	Full impairment of the equity investment ($9.9 million)
●	Full impairment of related party loans ($4.3 million)
●	Derecognition of the call option liability ($1.1 million gain)

The impairment charge reflects the expectation that recovery of any material value from the investment or related loans is remote, given the priority of secured creditors and Bel’s minority position in the insolvency proceedings. The call option liability was derecognized as the option is no longer exercisable or has no value due to innolectric’s financial collapse. As of December 31, 2025, there is no value on the consolidated balance sheet related to the equity method investment, related party note receivable or call option liability.